Description of the Company (Details Narrative) - USD ($)		3 Months Ended			12 Months Ended
	Jun. 21, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from product		$ 1,016,776	$ 1,800,000	$ 1,324,240	$ 8,346,858	$ 7,883,115
Product Supply Agreement [Member] | Rion LLC [Member]
Agreement term	10 years				10 years
Product Supply Agreement [Member] | Rion LLC [Member] | Maximum [Member]
Revenue from product				$ 100,000	$ 100,000